Investment Objectives and Goals	Dec. 31, 2025
Virtus Westchester Credit Event Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Westchester Credit Event Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide attractive risk-adjusted returns independent of market cycles. The intent is to provide such returns through both current income and capital appreciation. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Virtus Westchester Event-Driven Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Westchester Event-Driven Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.